Related Party Transactions (Details Narrative) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Jul. 08, 2020	Feb. 18, 2020	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of shares purchased	21,898,400	44,000,000
Biomar Microbial Technologies [Member]
Service charge				$ 41	$ 35
Due from related party				4	54
Antonio Fernandez [Member] | Biomar Microbial Technologies [Member]
Rent and building service costs				$ 153	$ 51
Merck Sharp & Dohme Corp [Member]
Number of shares purchased			7,661,000
Ownership percentage				5.80%